Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 08, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000242810
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Account CoreBuilder<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Shares - Series EPI
Account Value	$ 12,467	$ 13,167	$ 13,324	$ 12,848	$ 12,844	$ 12,589	$ 12,652	$ 12,464	$ 12,112	$ 12,081	$ 11,794	$ 11,366	$ 11,681	$ 11,363	$ 11,024	$ 10,808	$ 10,526	$ 9,888	$ 9,968	$ 10,310	$ 10,345	$ 10,010	$ 10,000
C000150665
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 18,747	19,846	21,054	20,295	22,070	20,388	20,834	20,685	21,058	19,375	19,673	18,526	19,792	19,181	18,035	18,496	16,555	15,177	16,178	16,990	17,542	16,628		$ 15,249	$ 15,380	$ 15,670	$ 16,512	$ 16,613	$ 15,235	$ 16,261	$ 15,584	$ 13,884	$ 15,281	$ 15,800	$ 14,230	$ 15,670	$ 15,468	$ 16,866	$ 16,808	$ 16,664	$ 18,104	$ 17,330	$ 17,902	$ 17,001	$ 17,416	$ 16,858	$ 17,316	$ 17,245	$ 17,030	$ 16,587	$ 16,244	$ 15,185	$ 14,628	$ 13,585	$ 11,685	$ 11,414	$ 11,800	$ 11,257	$ 10,785	$ 10,514	$ 9,900	$ 8,714	$ 11,300	$ 12,457	$ 13,043	$ 12,733	$ 12,200	$ 11,891	$ 11,638	$ 12,270	$ 12,186	$ 11,357	$ 12,368	$ 11,905	$ 12,228	$ 11,764	$ 10,627	$ 12,139	$ 12,049	$ 13,546	$ 14,020	$ 13,450	$ 13,280	$ 13,359	$ 12,834	$ 12,772	$ 12,698	$ 13,195	$ 12,998	$ 13,049	$ 12,743	$ 12,487	$ 11,945	$ 12,191	$ 12,078	$ 11,792	$ 11,768	$ 11,738	$ 11,689	$ 11,423	$ 11,285	$ 11,032	$ 10,153	$ 10,479	$ 10,398	$ 10,280	$ 9,850	$ 9,850	$ 9,678	$ 9,588	$ 8,895	$ 8,836	$ 9,425	$ 9,802	$ 9,607	$ 9,151	$ 9,512	$ 10,008	$ 9,988	$ 9,941	$ 9,711	$ 10,000
C000176623
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,836	19,942	21,157	20,394	22,173	20,467	20,916	20,766	21,140	19,449	19,748	18,595	19,868	19,239	18,101	18,550	16,600	15,230	16,221	17,037	17,591	16,673		15,288	15,420	15,711	16,556	16,658	15,274	16,296	15,614	13,916	15,309	15,831	14,250	15,701	15,483	16,890	16,832	16,673	18,124	17,352	17,917	17,018	17,424	16,873	17,323	17,250	17,033	16,598	16,250	15,177	14,626	13,585	11,675	11,406	11,802	11,250	10,769	10,514	9,892	8,703	11,349	12,510	13,090	12,769	12,236	11,913	11,660	12,292	12,208	11,380	12,390	11,927	12,250	11,787	10,650	12,158	12,073	13,570	14,045	13,468	13,299	13,372	12,847	12,790	12,717	13,209	13,011	13,061	12,755	12,499	11,952	12,203	12,085	11,794	11,770	11,740	11,691	11,420	11,287	11,027	10,153	10,479	10,398	10,280	9,850	9,850	9,678	9,588	8,895	8,836	9,425	9,802	9,607	9,151	9,512	10,008	9,988	9,941	9,711	10,000
C000205081
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 17,418	18,438	19,571	18,863	20,522	18,950	19,374	19,237	19,593	18,034	18,307	17,255	18,444	17,856	16,803	17,227	15,427	14,147	15,094	15,840	16,360	15,520		14,240	14,374	14,640	15,427	15,534	14,200	15,145	14,519	12,947	14,252	14,732	13,267	14,625	14,439	15,744	15,704	15,558	16,916	16,197	16,730	15,891	16,290	15,771	16,210	16,144	15,944	15,544	15,211	14,172	13,666	12,694	10,922	10,669	11,042	10,523	10,083	9,843	9,271	8,152	10,589	11,682	12,228	11,937	11,434	11,143	10,917	11,500	11,434	10,652	11,540	11,116	11,407	10,984	9,924	11,323	11,249	12,648	13,093	12,563	12,410	12,484	11,996	11,943	11,880	12,346	12,161	12,213	11,930	11,695	11,186	11,422	11,315	11,052	11,028	11,005	10,959	10,709	10,589	10,349	9,531	9,838	9,765	9,654	9,254	9,254	9,092	9,011	8,363	8,312	8,866	9,219	9,040	8,613	8,954	9,421	9,406	9,365	9,148	9,425
C000020152
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 18,287	19,372	20,562	19,809	21,559	19,903	20,354	20,208	20,586	18,944	19,235	18,116	19,366	18,756	17,651	18,102	16,202	14,871	15,848	16,641	17,179	16,301		14,941	15,083	15,366	16,202	16,301	14,955	15,965	15,287	13,634	15,005	15,513	13,973	15,400	15,202	16,573	16,531	16,375	17,802	17,054	17,619	16,730	17,139	16,603	17,054	16,984	16,772	16,349	16,010	14,967	14,416	13,398	11,522	11,254	11,649	11,113	10,648	10,380	9,773	8,603	11,155	12,312	12,890	12,583	12,050	11,755	11,502	12,120	12,050	11,222	12,232	11,783	12,092	11,657	10,521	12,019	11,935	13,426	13,898	13,330	13,167	13,246	12,728	12,672	12,604	13,099	12,902	12,958	12,658	12,408	11,868	12,118	12,006	11,726	11,701	11,677	11,628	11,363	11,235	10,980	10,112	10,438	10,361	10,243	9,818	9,818	9,647	9,561	8,874	8,819	9,407	9,782	9,591	9,139	9,500	9,996	9,980	9,936	9,706	10,000
C000176622
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 37,889	40,046	41,890	39,952	42,663	39,166	39,603	38,729	36,544	36,660	35,174	34,329	36,689	36,252	34,737	34,241	32,376	28,471	29,200	30,686	31,298	30,861		29,404	28,296	28,296	26,723	27,364	25,324	27,301	26,768	25,679	28,923	30,036	26,467	29,062	30,777	35,876	35,459	36,154	41,090	41,642	41,843	38,726	40,403	38,635	38,380	36,412	37,414	35,337	37,432	36,175	36,139	33,760	29,973	30,401	31,557	29,308	26,884	25,316	22,512	19,818	22,179	23,145	21,561	21,399	19,911	19,488	20,685	21,443	20,801	19,605	21,283	20,028	19,576	18,540	16,615	17,794	17,818	20,350	20,397	18,282	18,186	18,317	17,164	17,081	17,307	17,224	15,441	15,658	15,580	14,453	14,220	13,778	13,148	13,468	12,683	12,296	11,942	11,445	10,770	10,759	10,884	11,062	10,790	10,592	9,934	10,132	9,641	9,944	9,244	9,505	10,268	10,488	10,249	9,374	9,558	10,414	10,221	10,460	10,110	10,000
C000020150
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 34,725												33,702													26,077												33,470												33,301												18,849												19,264												16,606												12,081												9,855												10,000
C000020148
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 34,726												33,704													26,078												33,185												32,773												18,447												18,692												16,004												11,562												9,359												9,421
C000092785
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 37,108												36,042													27,888												35,435												34,987												19,665												19,935												17,035												12,296												9,944												10,000
C000089481
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 18,880	20,385	21,818	21,054	22,976	20,516	20,886	20,337	19,847	19,262	19,214	18,629	19,573	19,095	18,152	18,474	17,029	15,453	16,957	17,817	18,701	18,450		17,172	17,220	17,555	17,531	17,865	16,301	17,448	17,223	16,212	17,605	18,122	15,796	16,740	18,066	21,245	21,357	21,695	26,099	26,198	28,642	27,127	28,280	27,312	27,469	25,934	27,058	25,679	27,567	26,775	26,657	24,238	21,037	20,730	20,557	19,206	17,903	17,126	15,258	12,833	15,708	16,427	16,043	15,863	14,792	14,665	15,273	16,217	15,909	14,556	14,938	14,466	14,411	13,313	11,825	13,254	13,093	14,704	15,131	13,864	13,549	13,268	12,204	12,274	12,470	12,645	12,064	11,980	11,848	11,762	11,266	11,147	11,061	10,816	10,637	10,545	10,326	10,088	9,883	9,633	9,058	9,600	9,607	9,420	8,781	8,935	8,755	8,742	8,096	8,180	9,116	9,421	9,162	8,969	9,533	10,244	10,208	10,015	9,771	10,000
C000219848
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,979	20,483	21,928	21,152	23,085	20,614	20,985	20,435	19,934	19,349	19,290	18,705	19,648	19,170	18,215	18,538	17,081	15,506	17,022	17,881	18,764	18,502		17,225	17,272	17,606	17,583	17,905	16,341	17,489	17,264	16,253	17,646	18,163	15,826	16,781	18,106	21,285	21,397	21,734	26,149	26,246	28,681	27,165	28,319	27,351	27,508	25,963	27,087	25,708	27,596	26,794	26,677	24,257	21,046	20,739	20,567	19,216	17,903	17,126	15,258	12,833	15,708	16,427	16,043	15,863	14,792	14,665	15,273	16,217	15,909	14,556	14,938	14,466	14,411	13,313	11,825	13,254	13,093	14,704	15,131	13,864	13,549	13,268	12,204	12,274	12,470	12,645	12,064	11,980	11,848	11,762	11,266	11,147	11,061	10,816	10,637	10,545	10,326	10,088	9,883	9,633	9,058	9,600	9,607	9,420	8,781	8,935	8,755	8,742	8,096	8,180	9,116	9,421	9,162	8,969	9,533	10,244	10,208	10,015	9,771	10,000
C000092807
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 17,230	18,601	19,914	19,215	20,971	18,729	19,086	18,587	18,144	17,616	17,573	17,031	17,901	17,473	16,617	16,916	15,589	14,161	15,546	16,331	17,145	16,916		15,746	15,803	16,117	16,099	16,426	14,992	16,081	15,884	14,963	16,262	16,755	14,617	15,505	16,755	19,715	19,830	20,159	24,269	24,395	26,687	25,301	26,407	25,528	25,701	24,275	25,355	24,089	25,874	25,155	25,061	22,817	19,814	19,542	19,400	18,119	16,902	16,190	14,430	12,153	14,883	15,582	15,233	15,079	14,072	13,964	14,552	15,463	15,187	13,904	14,288	13,856	13,808	12,766	11,351	12,726	12,590	14,149	14,575	13,365	13,076	12,820	11,798	11,875	12,079	12,258	11,704	11,636	11,517	11,445	10,977	10,866	10,786	10,556	10,397	10,310	10,112	9,889	9,691	9,462	8,899	9,439	9,454	9,285	8,661	8,822	8,653	8,645	8,013	8,106	9,038	9,355	9,099	8,919	9,489	10,203	10,180	10,000	9,762	10,000
C000089480
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 17,226	18,596	19,909	19,210	20,965	18,724	19,081	18,582	18,139	17,611	17,568	17,026	17,897	17,468	16,612	16,912	15,585	14,157	15,542	16,327	17,140	16,912		15,742	15,799	16,113	16,084	16,398	14,957	16,028	15,816	14,906	16,186	16,661	14,524	15,394	16,634	19,550	19,655	19,972	24,048	24,137	26,399	25,002	26,078	25,191	25,346	23,938	24,980	23,716	25,468	24,736	24,636	22,403	19,450	19,179	19,017	17,784	16,572	15,858	14,128	11,899	14,550	15,231	14,874	14,714	13,722	13,610	14,177	15,058	14,775	13,529	13,874	13,448	13,398	12,385	10,998	12,331	12,189	13,691	14,088	12,914	12,623	12,369	11,382	11,449	11,636	11,801	11,263	11,188	11,062	10,992	10,529	10,424	10,340	10,116	9,955	9,864	9,668	9,450	9,254	9,031	8,493	8,997	9,004	8,840	8,240	8,384	8,220	8,213	7,607	7,688	8,568	8,861	8,615	8,438	8,971	9,645	9,613	9,436	9,206	9,425
C000092806
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 18,740	20,236	21,657	20,903	22,819	20,384	20,755	20,211	19,729	19,148	19,098	18,517	19,469	18,999	18,060	18,381	16,947	15,390	16,886	17,751	18,629	18,381		17,120	17,170	17,504	17,479	17,813	16,255	17,418	17,197	16,188	17,580	18,102	15,735	16,687	18,021	21,189	21,305	21,642	26,051	26,153	28,596	27,088	28,245	27,289	27,450	25,912	27,048	25,680	27,571	26,787	26,676	24,248	21,057	20,752	20,585	19,009	17,718	16,950	15,108	12,715	15,552	16,281	15,896	15,721	14,660	14,539	15,153	16,084	15,786	14,446	14,828	14,371	14,306	13,227	11,747	13,177	13,020	14,625	15,053	13,791	13,484	13,213	12,151	12,222	12,421	12,593	12,022	11,937	11,802	11,721	11,237	11,116	11,028	10,786	10,611	10,517	10,308	10,066	9,864	9,623	9,032	9,570	9,577	9,393	8,756	8,914	8,737	8,724	8,080	8,166	9,098	9,408	9,151	8,961	9,527	10,237	10,201	10,015	9,769	10,000
C000089269
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 29,186	30,938	31,357	30,513	31,274	29,549	29,832	29,222	28,542	28,205	27,242	25,963	27,078	26,240	24,918	24,515	23,462	21,506	21,975	23,084	23,467	22,746		21,344	21,259	20,941	20,220	20,745	19,537	20,758	19,680	18,220	20,091	20,965	19,216	20,965	20,947	22,972	22,169	22,877	24,148	23,139	23,322	21,817	22,907	22,250	21,759	21,281	21,156	20,105	19,282	18,778	18,990	18,307	16,515	16,983	17,675	16,482	15,618	15,329	14,660	13,006	14,883	16,233	16,255	15,798	15,261	14,952	14,693	14,944	14,748	13,789	14,743	14,180	13,927	13,505	12,512	13,769	13,507	14,514	14,444	14,005	13,517	13,448	13,145	13,107	13,464	13,992	13,247	13,116	12,737	12,459	12,219	12,194	11,960	11,898	11,746	11,638	11,636	11,202	11,003	10,802	10,427	10,630	10,639	10,635	10,268	10,251	10,081	10,052	9,421	9,444	9,944	10,116	10,095	9,319	9,568	10,192	9,994	10,202	10,083	10,000
C000064960
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 29,186	30,938	31,356	30,513	31,274	29,549	29,832	29,222	28,542	28,204	27,241	25,962	27,078	26,240	24,918	24,515	23,462	21,505	21,974	23,084	23,467	22,746		21,344	21,258	20,941	20,204	20,719	19,499	20,700	19,615	18,154	20,000	20,861	19,107	20,833	20,801	22,798	21,987	22,674	23,920	22,904	23,071	21,569	22,628	21,971	21,469	20,988	20,850	19,800	18,976	18,474	18,666	17,986	16,213	16,664	17,331	16,173	15,314	15,023	14,353	12,726	14,557	15,867	15,878	15,422	14,886	14,577	14,314	14,550	14,349	13,411	14,327	13,775	13,517	13,100	12,132	13,341	13,078	14,043	13,970	13,535	13,054	12,980	12,679	12,636	12,972	13,472	12,746	12,613	12,241	11,965	11,728	11,695	11,465	11,399	11,245	11,134	11,126	10,705	10,509	10,309	9,944	10,133	10,135	10,126	9,769	9,747	9,578	9,546	8,942	8,956	9,426	9,582	9,557	8,817	9,046	9,631	9,436	9,628	9,509	9,425
C000019879
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 31,584	33,479	33,929	33,016	33,832	31,963	32,260	31,593	30,853	30,488	29,440	28,056	29,258	28,352	26,917	26,479	25,333	23,220	23,722	24,916	25,327	24,541		23,025	22,930	22,581	21,789	22,338	21,018	22,315	21,139	19,559	21,547	22,468	20,577	22,430	22,391	24,537	23,663	24,398	25,737	24,638	24,814	23,195	24,331	23,616	23,077	22,554	22,401	21,273	20,383	19,839	20,045	19,310	17,406	17,884	18,595	17,353	16,428	16,114	15,392	13,648	15,606	17,009	17,020	16,527	15,950	15,616	15,333	15,582	15,365	14,356	15,333	14,739	14,462	14,016	12,976	14,268	13,984	15,015	14,933	14,465	13,949	13,867	13,545	13,497	13,852	14,383	13,607	13,462	13,064	12,766	12,510	12,476	12,227	12,154	11,988	11,869	11,856	11,406	11,196	10,981	10,592	10,791	10,791	10,778	10,397	10,372	10,192	10,154	9,511	9,525	10,023	10,187	10,158	9,370	9,611	10,229	10,020	10,220	10,092	10,000
C000089460
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 28,876	25,192	24,515	21,579	23,380	24,424	23,496	22,797	21,783	19,573	20,242	18,862	18,234	15,369	16,289	17,740	17,852	16,135	15,518	16,846	17,904	17,313		17,957	19,105	18,368	15,735	18,058	16,251	16,067	13,490	13,526	13,358	14,584	15,009	17,151	18,820	20,317	18,582	16,484	17,557	17,268	17,301	15,887	17,481	18,459	17,772	20,549	18,179	17,175	16,596	18,693	19,679	18,714	20,337	21,131	22,529	23,167	19,928	18,689	17,592	12,690	14,327	15,683	15,774	14,584	14,974	14,465	16,082	14,335	13,864	11,783	11,350	12,152	12,060	12,096	11,206	9,951	10,064	9,994	10,004	11,470	11,994	11,934	11,895	11,705	11,414	12,767	12,816	12,122	12,243	12,679	13,583	12,772	12,464	12,624	12,312	12,624	12,689	13,243	11,651	11,480	13,757	14,903	14,381	16,901	15,568	12,680	14,405	11,323	10,733	8,200	7,988	8,026	8,735	8,067	8,278	8,040	9,908	10,699	10,839	10,000
C000089459
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 26,409	23,046	22,431	19,749	21,404	22,365	21,523	20,886	19,961	17,942	18,555	17,297	16,723	14,101	14,946	16,285	16,390	14,816	14,256	15,479	16,456	15,917		16,512	17,571	16,898	14,492	16,647	14,994	14,837	12,466	12,513	12,365	13,515	13,917	15,920	17,485	18,893	17,297	15,357	16,366	16,111	16,158	14,850	16,353	17,286	16,657	19,276	17,063	16,138	15,607	17,594	18,538	17,645	19,194	19,963	21,298	21,922	18,874	17,715	16,692	12,048	13,617	14,920	15,018	13,898	14,280	13,808	15,365	13,707	13,270	11,287	10,881	11,662	11,584	11,626	10,780	9,585	9,698	9,640	9,659	11,084	11,599	11,552	11,525	11,353	11,080	12,403	12,462	11,795	11,926	12,362	13,253	12,474	12,184	12,350	12,057	12,373	12,447	12,998	11,447	11,290	13,543	14,682	14,182	16,681	15,379	12,534	14,174	11,205	10,631	8,132	7,928	7,975	8,683	8,025	8,244	8,013	9,884	10,682	10,832	10,000
C000089457
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 26,436	23,069	22,453	19,769	21,426	22,387	21,545	20,907	19,981	17,960	18,574	17,315	16,739	14,115	14,961	16,301	16,406	14,831	14,270	15,494	16,473	15,933		16,529	17,588	16,915	14,494	16,638	14,978	14,812	12,440	12,475	12,320	13,458	13,849	15,832	17,379	18,767	17,169	15,234	16,224	15,964	15,998	14,697	16,171	17,082	16,449	19,028	16,835	15,910	15,378	17,323	18,241	17,353	18,863	19,604	20,906	21,504	18,499	17,356	16,341	11,789	13,315	14,578	14,668	13,563	13,927	13,460	14,968	13,343	12,910	10,975	10,575	11,322	11,242	11,278	10,451	9,284	9,390	9,327	9,340	10,711	11,202	11,148	11,115	10,942	10,671	11,942	11,989	11,340	11,458	11,869	12,718	11,965	11,678	11,830	11,540	11,836	11,899	12,422	10,932	10,774	12,916	13,992	13,508	15,878	14,629	11,918	13,469	10,640	10,088	7,711	7,513	7,552	8,218	7,591	7,793	7,572	9,334	10,081	10,215	9,425
C000092800
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 28,438	24,811	24,145	21,259	23,036	24,069	23,159	22,469	21,474	19,299	19,960	18,602	17,983	15,160	16,070	17,506	17,618	15,924	15,316	16,633	17,677	17,099		17,737	18,871	18,143	15,548	17,845	16,062	15,883	13,338	13,375	13,207	14,427	14,843	16,964	18,618	20,104	18,392	16,318	17,377	17,095	17,127	15,733	17,311	18,285	17,605	20,362	18,011	17,020	16,448	18,529	19,510	18,557	20,171	20,962	22,350	22,986	19,772	18,546	17,462	12,595	14,223	15,572	15,664	14,485	14,873	14,369	15,979	14,242	13,777	11,712	11,282	12,082	11,994	12,029	11,145	9,901	10,010	9,944	9,958	11,416	11,938	11,881	11,846	11,659	11,367	12,720	12,769	12,078	12,199	12,637	13,540	12,734	12,428	12,588	12,279	12,592	12,658	13,213	11,626	11,457	13,733	14,875	14,361	16,877	15,547	12,664	14,313	11,306	10,720	8,190	7,981	8,019	8,728	8,060	8,272	8,036	9,904	10,696	10,840	10,000
C000092810
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 19,772	20,705	21,318	21,103	22,794	20,867	21,355	21,355	21,742	19,969	20,695	19,973	21,178	20,169	19,266	19,744	17,848	16,704	17,563	18,361	18,813	17,988		16,396	16,812	17,110	18,048	18,230	16,588	17,432	16,502	14,839	16,726	17,384	16,208	17,695	17,406	18,419	18,494	18,283	19,196	18,136	18,667	17,959	18,490	17,980	18,469	18,811	18,432	17,906	16,976	15,458	14,980	13,943	12,038	11,683	12,263	11,785	11,523	11,323	10,959	9,807	12,668	14,221	14,765	14,267	13,775	13,622	13,029	13,578	13,522	12,705	13,530	13,049	13,358	12,749	11,491	12,877	12,724	14,092	14,461	14,078	13,743	13,590	13,144	13,115	12,847	13,650	13,271	13,272	12,801	12,600	11,742	12,076	12,090	11,773	12,020	11,942	11,995	11,935	11,907	11,570	10,458	10,729	10,716	10,444	10,019	10,019	9,734	9,621	8,941	8,752	9,202	9,683	9,465	8,928	9,298	9,696	9,906	9,790	9,769	10,000
C000150670
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,931	20,872	21,490	21,263	22,971	21,030	21,517	21,512	21,907	20,115	20,843	20,115	21,324	20,313	19,398	19,879	17,970	16,815	17,679	18,477	18,932	18,101		16,500	16,913	17,214	18,158	18,341	16,683	17,531	16,591	14,920	16,821	17,478	16,291	17,786	17,495	18,514	18,585	18,373	19,290	18,225	18,753	18,039	18,576	18,059	18,547	18,890	18,510	17,977	17,043	15,518	15,039	13,995	12,080	11,723	12,305	11,825	11,559	11,362	10,993	9,836	12,707	14,266	14,807	14,305	13,811	13,659	13,060	13,614	13,554	12,731	13,562	13,076	13,386	12,775	11,513	12,900	12,747	14,118	14,487	14,103	13,764	13,612	13,164	13,131	12,866	13,667	13,287	13,288	12,816	12,612	11,752	12,087	12,105	11,784	12,031	11,953	12,003	11,943	11,914	11,577	10,464	10,736	10,718	10,450	10,021	10,024	9,736	9,622	8,942	8,753	9,203	9,682	9,469	8,930	9,298	9,699	9,910	9,793	9,769	10,000
C000089490
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 17,992	18,845	19,412	19,215	20,766	19,016	19,466	19,470	19,830	18,215	18,881	18,229	19,331	18,418	17,594	18,040	16,310	15,271	16,059	16,790	17,213	16,460		15,006	15,394	15,671	16,546	16,727	15,234	16,024	15,181	13,662	15,418	16,038	14,968	16,355	16,104	17,055	17,140	16,961	17,822	16,853	17,362	16,716	17,229	16,769	17,242	17,574	17,238	16,756	15,903	14,492	14,059	13,095	11,314	10,992	11,548	11,102	10,863	10,687	10,351	9,272	11,986	13,467	13,997	13,535	13,080	12,949	12,393	12,931	12,887	12,117	12,922	12,472	12,778	12,205	11,010	12,349	12,215	13,543	13,908	13,555	13,242	13,108	12,690	12,674	12,426	13,214	12,860	12,872	12,428	12,242	11,419	11,755	11,782	11,485	11,736	11,670	11,732	11,686	11,666	11,348	10,270	10,543	10,539	10,285	9,871	9,886	9,613	9,507	8,847	8,668	9,120	9,605	9,399	8,877	9,250	9,657	9,877	9,769	9,758	10,000
C000089488
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 17,994	18,847	19,414	19,216	20,768	19,018	19,467	19,472	19,832	18,217	18,883	18,230	19,332	18,419	17,596	18,041	16,311	15,272	16,060	16,791	17,214	16,461		15,008	15,395	15,673	16,536	16,708	15,206	15,986	15,132	13,613	15,351	15,957	14,883	16,251	15,990	16,928	16,998	16,811	17,658	16,685	17,176	16,529	17,024	16,560	17,016	17,336	16,989	16,506	15,657	14,262	13,826	12,868	11,114	10,788	11,327	10,889	10,648	10,470	10,136	9,073	11,723	13,163	13,668	13,213	12,759	12,625	12,076	12,591	12,541	11,786	12,557	12,110	12,404	11,839	10,676	11,965	11,826	13,104	13,452	13,097	12,788	12,653	12,242	12,217	11,972	12,721	12,373	12,378	11,943	11,758	10,960	11,276	11,293	11,000	11,236	11,165	11,216	11,165	11,142	10,829	9,795	10,048	10,038	9,791	9,393	9,399	9,132	9,027	8,394	8,220	8,645	9,099	8,899	8,397	8,748	9,124	9,327	9,221	9,202	9,424
C000089491
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 19,284	20,199	20,803	20,593	22,248	20,373	20,854	20,854	21,242	19,508	20,223	19,526	20,705	19,723	18,839	19,316	17,464	16,347	17,189	17,976	18,420	17,619		16,064	16,471	16,768	17,692	17,875	16,265	17,099	16,185	14,559	16,418	17,065	15,913	17,375	17,095	18,095	18,169	17,970	18,871	17,835	18,358	17,665	18,192	17,693	18,180	18,520	18,147	17,633	16,720	15,229	14,763	13,743	11,866	11,518	12,096	11,627	11,369	11,175	10,816	9,681	12,512	14,046	14,587	14,095	13,611	13,468	12,881	13,429	13,377	12,568	13,393	12,913	13,226	12,623	11,382	12,755	12,607	13,967	14,336	13,959	13,630	13,483	13,043	13,013	12,751	13,549	13,176	13,182	12,716	12,520	11,668	12,004	12,022	11,710	11,959	11,882	11,934	11,878	11,854	11,521	10,418	10,689	10,678	10,411	9,987	9,993	9,709	9,596	8,921	8,733	9,185	9,666	9,452	8,918	9,289	9,689	9,900	9,786	9,766	10,000
C000089464
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 22,205	22,312	21,922	21,163	22,850	22,194	22,438	21,117	20,398	19,203	19,954	18,635	18,745	17,798	17,634	17,930	17,650	16,759	16,623	17,623	18,405	18,009		17,612	18,636	18,367	17,664	18,756	18,849	19,120	17,863	17,356	19,486	19,682	18,776	19,726	19,030	19,921	18,437	18,816	19,464	17,789	18,233	17,715	18,836	18,394	17,641	17,949	18,275	17,485	16,012	16,588	17,025	16,896	16,385	16,033	16,226	16,283	15,131	15,723	15,075	14,377	15,664	17,118	16,274	15,758	15,908	15,950	15,558	15,097	15,115	14,544	14,526	14,323	13,852	13,346	12,722	13,495	12,806	12,894	12,856	12,522	12,264	11,956	12,207	11,933	11,533	12,067	12,282	12,921	12,552	12,182	12,398	12,070	11,771	12,084	11,678	11,432	11,346	10,868	10,766	10,340	10,640	10,742	10,685	11,395	11,417	10,653	10,384	10,463	9,843	9,631	9,525	9,641	9,780	9,458	9,407	9,842	9,522	9,934	9,962	10,000
C000089463
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 20,224	20,326	19,970	19,280	20,823	20,225	20,458	19,261	18,605	17,516	18,208	17,006	17,116	16,254	16,105	16,384	16,125	15,320	15,195	16,114	16,838	16,486		16,118	17,065	16,819	16,191	17,206	17,309	17,576	16,434	15,988	17,952	18,158	17,336	18,226	17,602	18,448	17,084	17,451	18,065	16,526	16,952	16,488	17,552	17,149	16,465	16,764	17,083	16,362	15,001	15,554	15,970	15,873	15,401	15,084	15,276	15,350	14,281	14,846	14,248	13,597	14,833	16,222	15,444	14,960	15,119	15,171	14,813	14,392	14,420	13,884	13,884	13,696	13,264	12,791	12,205	12,955	12,305	12,401	12,377	12,066	11,828	11,544	11,792	11,544	11,165	11,688	11,908	12,542	12,199	11,846	12,073	11,759	11,479	11,796	11,410	11,181	11,105	10,654	10,559	10,152	10,453	10,564	10,517	11,228	11,261	10,515	10,260	10,349	9,746	9,541	9,447	9,569	9,718	9,409	9,363	9,803	9,495	9,912	9,951	10,000
C000089461
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 20,257	20,359	20,003	19,312	20,857	20,258	20,492	19,292	18,636	17,545	18,238	17,034	17,144	16,281	16,131	16,411	16,151	15,345	15,220	16,140	16,866	16,513		16,145	17,093	16,846	16,213	17,215	17,310	17,565	16,411	15,946	17,908	18,096	17,264	18,144	17,512	18,340	16,970	17,328	17,924	16,388	16,805	16,327	17,374	16,959	16,279	16,562	16,871	16,141	14,785	15,324	15,729	15,614	15,149	14,823	15,007	15,067	14,002	14,555	13,961	13,315	14,512	15,866	15,091	14,611	14,751	14,795	14,439	14,017	14,034	13,503	13,498	13,309	12,881	12,411	11,836	12,552	11,916	12,004	11,974	11,668	11,428	11,146	11,380	11,130	10,759	11,257	11,463	12,062	11,728	11,377	11,590	11,283	11,009	11,301	10,926	10,702	10,623	10,182	10,086	9,692	9,973	10,068	10,019	10,691	10,717	10,004	9,756	9,830	9,251	9,051	8,957	9,070	9,201	8,902	8,857	9,267	8,972	9,358	9,389	9,425
C000092801
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 21,807	21,913	21,531	20,789	22,444	21,801	22,051	20,749	20,045	18,874	19,614	18,322	18,440	17,514	17,353	17,643	17,368	16,493	16,359	17,351	18,118	17,740		17,350	18,366	18,102	17,408	18,482	18,584	18,862	17,624	17,126	19,221	19,424	18,532	19,468	18,791	19,678	18,205	18,588	19,226	17,576	18,014	17,511	18,624	18,180	17,445	17,749	18,079	17,299	15,844	16,420	16,852	16,732	16,228	15,879	16,072	16,135	14,997	15,582	14,941	14,250	15,531	16,977	16,149	15,632	15,787	15,829	15,442	14,991	15,009	14,441	14,429	14,222	13,760	13,264	12,645	13,412	12,728	12,816	12,784	12,452	12,195	11,889	12,145	11,872	11,472	12,009	12,222	12,864	12,497	12,129	12,349	12,023	11,725	12,036	11,632	11,393	11,311	10,835	10,734	10,312	10,611	10,713	10,657	11,370	11,392	10,633	10,365	10,449	9,829	9,618	9,512	9,632	9,771	9,449	9,403	9,838	9,518	9,929	9,962	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,496	14,302	14,491	14,099	14,443	13,642	13,767	13,479	13,160	13,002	12,551	11,958	12,468	12,079	11,467	11,277	10,787	9,884	10,097	10,602	10,774	10,438	$ 10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122		23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482												30,006													23,103												25,038												21,650												13,847												14,886												13,595												11,926												10,178												10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482												30,006													23,103												25,038												21,650												13,847												14,886												13,595												11,926												10,178												10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482												30,006													23,103												25,038												21,650												13,847												14,886												13,595												11,926												10,178												10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122		23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122		23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122		23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122		23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122		23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122		23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122		23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,375	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858		22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122		23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122		23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122		23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
ALLSPRING Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 32,482	34,421	34,876	33,931	34,760	32,833	33,133	32,440	31,672	31,291	30,207	28,780	30,006	29,070	27,597	27,141	25,961	23,789	24,300	25,516	25,929	25,122		23,565	23,463	23,103	22,284	22,842	21,491	22,805	21,598	19,981	22,007	22,943	21,006	22,896	22,854	25,038	24,141	24,886	26,244	25,119	25,294	23,638	24,791	24,059	23,501	22,965	22,806	21,650	20,742	20,185	20,391	19,636	17,699	18,182	18,900	17,633	16,692	16,366	15,622	13,847	15,798	17,216	17,222	16,718	16,132	15,790	15,500	15,750	15,526	14,504	15,489	14,886	14,602	14,148	13,098	14,398	14,111	15,146	15,060	14,585	14,062	13,976	13,647	13,595	13,949	14,483	13,699	13,548	13,145	12,845	12,586	12,547	12,294	12,218	12,049	11,926	11,912	11,457	11,244	11,026	10,632	10,830	10,828	10,813	10,428	10,401	10,218	10,178	9,532	9,545	10,043	10,204	10,174	9,382	9,620	10,238	10,028	10,226	10,096	10,000
ALLSPRING Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,417	19,762	20,879	20,345	22,177	19,985	20,277	20,137	20,442	18,557	18,730	17,835	19,186	18,522	17,531	18,241	16,255	14,906	15,996	16,997	17,892	16,861		15,593	15,739	16,027	16,831	17,120	15,600	16,683	16,302	14,685	16,242	16,581	15,013	16,359	16,334	18,131	17,908	17,719	19,607	19,178	20,012	19,196	19,779	19,346	20,071	19,689	19,649	19,245	19,053	17,935	17,076	15,717	13,271	12,998	13,448	12,730	12,387	11,964	11,233	9,877	12,618	13,778	14,235	13,836	13,289	12,948	12,684	13,343	13,266	12,391	13,435	12,994	13,272	12,616	11,340	12,869	12,668	14,211	14,561	13,959	13,720	13,623	12,843	12,733	12,570	13,077	12,744	12,795	12,437	12,332	11,607	11,757	11,670	11,280	11,515	11,390	11,375	11,160	11,116	10,813	9,728	10,213	10,101	9,925	9,366	9,372	9,166	9,024	8,357	8,357	9,163	9,648	9,344	8,845	9,302	9,925	10,042	9,967	9,745	10,000
ALLSPRING Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,417	19,762	20,879	20,345	22,177	19,985	20,277	20,137	20,442	18,557	18,730	17,835	19,186	18,522	17,531	18,241	16,255	14,906	15,996	16,997	17,892	16,861		15,593	15,739	16,027	16,831	17,120	15,600	16,683	16,302	14,685	16,242	16,581	15,013	16,359	16,334	18,131	17,908	17,719	19,607	19,178	20,012	19,196	19,779	19,346	20,071	19,689	19,649	19,245	19,053	17,935	17,076	15,717	13,271	12,998	13,448	12,730	12,387	11,964	11,233	9,877	12,618	13,778	14,235	13,836	13,289	12,948	12,684	13,343	13,266	12,391	13,435	12,994	13,272	12,616	11,340	12,869	12,668	14,211	14,561	13,959	13,720	13,623	12,843	12,733	12,570	13,077	12,744	12,795	12,437	12,332	11,607	11,757	11,670	11,280	11,515	11,390	11,375	11,160	11,116	10,813	9,728	10,213	10,101	9,925	9,366	9,372	9,166	9,024	8,357	8,357	9,163	9,648	9,344	8,845	9,302	9,925	10,042	9,967	9,745	10,000
ALLSPRING Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,417	19,762	20,879	20,345	22,177	19,985	20,277	20,137	20,442	18,557	18,730	17,835	19,186	18,522	17,531	18,241	16,255	14,906	15,996	16,997	17,892	16,861		15,593	15,739	16,027	16,831	17,120	15,600	16,683	16,302	14,685	16,242	16,581	15,013	16,359	16,334	18,131	17,908	17,719	19,607	19,178	20,012	19,196	19,779	19,346	20,071	19,689	19,649	19,245	19,053	17,935	17,076	15,717	13,271	12,998	13,448	12,730	12,387	11,964	11,233	9,877	12,618	13,778	14,235	13,836	13,289	12,948	12,684	13,343	13,266	12,391	13,435	12,994	13,272	12,616	11,340	12,869	12,668	14,211	14,561	13,959	13,720	13,623	12,843	12,733	12,570	13,077	12,744	12,795	12,437	12,332	11,607	11,757	11,670	11,280	11,515	11,390	11,375	11,160	11,116	10,813	9,728	10,213	10,101	9,925	9,366	9,372	9,166	9,024	8,357	8,357	9,163	9,648	9,344	8,845	9,302	9,925	10,042	9,967	9,745	10,000
ALLSPRING Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,417	19,762	20,879	20,345	22,177	19,985	20,277	20,137	20,442	18,557	18,730	17,835	19,186	18,522	17,531	18,241	16,255	14,906	15,996	16,997	17,892	16,861		15,593	15,739	16,027	16,831	17,120	15,600	16,683	16,302	14,685	16,242	16,581	15,013	16,359	16,334	18,131	17,908	17,719	19,607	19,178	20,012	19,196	19,779	19,346	20,071	19,689	19,649	19,245	19,053	17,935	17,076	15,717	13,271	12,998	13,448	12,730	12,387	11,964	11,233	9,877	12,618	13,778	14,235	13,836	13,289	12,948	12,684	13,343	13,266	12,391	13,435	12,994	13,272	12,616	11,340	12,869	12,668	14,211	14,561	13,959	13,720	13,623	12,843	12,733	12,570	13,077	12,744	12,795	12,437	12,332	11,607	11,757	11,670	11,280	11,515	11,390	11,375	11,160	11,116	10,813	9,728	10,213	10,101	9,925	9,366	9,372	9,166	9,024	8,357	8,357	9,163	9,648	9,344	8,845	9,302	9,925	10,042	9,967	9,745	10,000
ALLSPRING Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 18,148	19,638	21,063	20,418	22,238	19,809	20,076	19,812	20,034	18,518	18,549	17,606	19,075	18,556	17,162	17,731	15,835	14,513	15,726	16,837	17,761	16,968		15,669	15,666	15,850	16,251	16,429	14,943	15,968	15,712	14,350	15,768	15,918	14,315	15,260	15,554	17,729	17,648	17,571	20,291	20,201	21,239	20,289	21,098	20,721	21,504	20,541	21,145	20,694	21,366	20,683	19,732	18,045	15,340	15,224	15,558	14,696	14,207	13,682	12,500	10,880	13,448	14,495	14,656	14,328	13,531	13,157	13,266	13,864	13,730	12,748	13,769	13,363	13,546	12,724	11,407	12,916	12,717	14,559	14,908	14,035	13,797	13,690	12,879	12,867	12,696	13,068	12,578	12,563	12,213	12,026	11,405	11,419	11,322	10,945	11,046	10,846	10,719	10,463	10,295	10,157	9,323	9,941	9,799	9,696	9,101	9,143	8,903	8,816	8,188	8,247	9,249	9,712	9,369	8,866	9,463	10,239	10,198	10,062	9,706	10,000
ALLSPRING Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 18,148	19,638	21,063	20,418	22,238	19,809	20,076	19,812	20,034	18,518	18,549	17,606	19,075	18,556	17,162	17,731	15,835	14,513	15,726	16,837	17,761	16,968		15,669	15,666	15,850	16,251	16,429	14,943	15,968	15,712	14,350	15,768	15,918	14,315	15,260	15,554	17,729	17,648	17,571	20,291	20,201	21,239	20,289	21,098	20,721	21,504	20,541	21,145	20,694	21,366	20,683	19,732	18,045	15,340	15,224	15,558	14,696	14,207	13,682	12,500	10,880	13,448	14,495	14,656	14,328	13,531	13,157	13,266	13,864	13,730	12,748	13,769	13,363	13,546	12,724	11,407	12,916	12,717	14,559	14,908	14,035	13,797	13,690	12,879	12,867	12,696	13,068	12,578	12,563	12,213	12,026	11,405	11,419	11,322	10,945	11,046	10,846	10,719	10,463	10,295	10,157	9,323	9,941	9,799	9,696	9,101	9,143	8,903	8,816	8,188	8,247	9,249	9,712	9,369	8,866	9,463	10,239	10,198	10,062	9,706	10,000
ALLSPRING Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 18,148	19,638	21,063	20,418	22,238	19,809	20,076	19,812	20,034	18,518	18,549	17,606	19,075	18,556	17,162	17,731	15,835	14,513	15,726	16,837	17,761	16,968		15,669	15,666	15,850	16,251	16,429	14,943	15,968	15,712	14,350	15,768	15,918	14,315	15,260	15,554	17,729	17,648	17,571	20,291	20,201	21,239	20,289	21,098	20,721	21,504	20,541	21,145	20,694	21,366	20,683	19,732	18,045	15,340	15,224	15,558	14,696	14,207	13,682	12,500	10,880	13,448	14,495	14,656	14,328	13,531	13,157	13,266	13,864	13,730	12,748	13,769	13,363	13,546	12,724	11,407	12,916	12,717	14,559	14,908	14,035	13,797	13,690	12,879	12,867	12,696	13,068	12,578	12,563	12,213	12,026	11,405	11,419	11,322	10,945	11,046	10,846	10,719	10,463	10,295	10,157	9,323	9,941	9,799	9,696	9,101	9,143	8,903	8,816	8,188	8,247	9,249	9,712	9,369	8,866	9,463	10,239	10,198	10,062	9,706	10,000
ALLSPRING Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 18,148	19,638	21,063	20,418	22,238	19,809	20,076	19,812	20,034	18,518	18,549	17,606	19,075	18,556	17,162	17,731	15,835	14,513	15,726	16,837	17,761	16,968		15,669	15,666	15,850	16,251	16,429	14,943	15,968	15,712	14,350	15,768	15,918	14,315	15,260	15,554	17,729	17,648	17,571	20,291	20,201	21,239	20,289	21,098	20,721	21,504	20,541	21,145	20,694	21,366	20,683	19,732	18,045	15,340	15,224	15,558	14,696	14,207	13,682	12,500	10,880	13,448	14,495	14,656	14,328	13,531	13,157	13,266	13,864	13,730	12,748	13,769	13,363	13,546	12,724	11,407	12,916	12,717	14,559	14,908	14,035	13,797	13,690	12,879	12,867	12,696	13,068	12,578	12,563	12,213	12,026	11,405	11,419	11,322	10,945	11,046	10,846	10,719	10,463	10,295	10,157	9,323	9,941	9,799	9,696	9,101	9,143	8,903	8,816	8,188	8,247	9,249	9,712	9,369	8,866	9,463	10,239	10,198	10,062	9,706	10,000
ALLSPRING Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 18,148	19,638	21,063	20,418	22,238	19,809	20,076	19,812	20,034	18,518	18,549	17,606	19,075	18,556	17,162	17,731	15,835	14,513	15,726	16,837	17,761	16,968		15,669	15,666	15,850	16,251	16,429	14,943	15,968	15,712	14,350	15,768	15,918	14,315	15,260	15,554	17,729	17,648	17,571	20,291	20,201	21,239	20,289	21,098	20,721	21,504	20,541	21,145	20,694	21,366	20,683	19,732	18,045	15,340	15,224	15,558	14,696	14,207	13,682	12,500	10,880	13,448	14,495	14,656	14,328	13,531	13,157	13,266	13,864	13,730	12,748	13,769	13,363	13,546	12,724	11,407	12,916	12,717	14,559	14,908	14,035	13,797	13,690	12,879	12,867	12,696	13,068	12,578	12,563	12,213	12,026	11,405	11,419	11,322	10,945	11,046	10,846	10,719	10,463	10,295	10,157	9,323	9,941	9,799	9,696	9,101	9,143	8,903	8,816	8,188	8,247	9,249	9,712	9,369	8,866	9,463	10,239	10,198	10,062	9,706	10,000
ALLSPRING Index: FTSE Gold Mines Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Account Value	$ 29,538	25,402	25,128	21,438	23,687	25,303	25,677	25,106	23,875	21,051	21,525	20,529	19,399	16,116	17,395	19,673	19,261	17,281	16,201	17,609	19,021	18,426		18,710	20,519	19,623	16,530	19,558	17,501	16,946	14,449	14,469	14,260	15,379	16,876	19,792	21,800	23,711	21,147	18,776	20,079	19,321	19,089	17,995	19,634	21,029	20,429	24,152	20,990	19,898	19,024	21,642	22,404	21,449	23,606	24,721	26,503	26,868	22,965	21,371	20,965	15,031	16,554	17,816	17,931	16,286	17,143	16,482	18,226	16,332	15,743	12,965	12,429	13,414	13,238	13,544	12,567	11,391	11,204	10,825	10,837	12,464	13,125	13,167	13,230	13,114	12,724	14,368	13,970	13,317	13,255	13,759	14,716	13,684	13,154	13,655	13,533	13,796	13,919	14,212	12,674	12,252	14,550	15,659	15,017	18,147	16,659	13,566	15,322	12,065	11,483	8,540	7,886	7,758	8,428	7,627	7,753	7,668	9,805	10,753	11,120	10,000
ALLSPRING Index: FTSE Gold Mines Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Account Value	$ 29,538	25,402	25,128	21,438	23,687	25,303	25,677	25,106	23,875	21,051	21,525	20,529	19,399	16,116	17,395	19,673	19,261	17,281	16,201	17,609	19,021	18,426		18,710	20,519	19,623	16,530	19,558	17,501	16,946	14,449	14,469	14,260	15,379	16,876	19,792	21,800	23,711	21,147	18,776	20,079	19,321	19,089	17,995	19,634	21,029	20,429	24,152	20,990	19,898	19,024	21,642	22,404	21,449	23,606	24,721	26,503	26,868	22,965	21,371	20,965	15,031	16,554	17,816	17,931	16,286	17,143	16,482	18,226	16,332	15,743	12,965	12,429	13,414	13,238	13,544	12,567	11,391	11,204	10,825	10,837	12,464	13,125	13,167	13,230	13,114	12,724	14,368	13,970	13,317	13,255	13,759	14,716	13,684	13,154	13,655	13,533	13,796	13,919	14,212	12,674	12,252	14,550	15,659	15,017	18,147	16,659	13,566	15,322	12,065	11,483	8,540	7,886	7,758	8,428	7,627	7,753	7,668	9,805	10,753	11,120	10,000
ALLSPRING Index: FTSE Gold Mines Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Account Value	$ 29,538	25,402	25,128	21,438	23,687	25,303	25,677	25,106	23,875	21,051	21,525	20,529	19,399	16,116	17,395	19,673	19,261	17,281	16,201	17,609	19,021	18,426		18,710	20,519	19,623	16,530	19,558	17,501	16,946	14,449	14,469	14,260	15,379	16,876	19,792	21,800	23,711	21,147	18,776	20,079	19,321	19,089	17,995	19,634	21,029	20,429	24,152	20,990	19,898	19,024	21,642	22,404	21,449	23,606	24,721	26,503	26,868	22,965	21,371	20,965	15,031	16,554	17,816	17,931	16,286	17,143	16,482	18,226	16,332	15,743	12,965	12,429	13,414	13,238	13,544	12,567	11,391	11,204	10,825	10,837	12,464	13,125	13,167	13,230	13,114	12,724	14,368	13,970	13,317	13,255	13,759	14,716	13,684	13,154	13,655	13,533	13,796	13,919	14,212	12,674	12,252	14,550	15,659	15,017	18,147	16,659	13,566	15,322	12,065	11,483	8,540	7,886	7,758	8,428	7,627	7,753	7,668	9,805	10,753	11,120	10,000
ALLSPRING Index: FTSE Gold Mines Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Account Value	$ 29,538	25,402	25,128	21,438	23,687	25,303	25,677	25,106	23,875	21,051	21,525	20,529	19,399	16,116	17,395	19,673	19,261	17,281	16,201	17,609	19,021	18,426		18,710	20,519	19,623	16,530	19,558	17,501	16,946	14,449	14,469	14,260	15,379	16,876	19,792	21,800	23,711	21,147	18,776	20,079	19,321	19,089	17,995	19,634	21,029	20,429	24,152	20,990	19,898	19,024	21,642	22,404	21,449	23,606	24,721	26,503	26,868	22,965	21,371	20,965	15,031	16,554	17,816	17,931	16,286	17,143	16,482	18,226	16,332	15,743	12,965	12,429	13,414	13,238	13,544	12,567	11,391	11,204	10,825	10,837	12,464	13,125	13,167	13,230	13,114	12,724	14,368	13,970	13,317	13,255	13,759	14,716	13,684	13,154	13,655	13,533	13,796	13,919	14,212	12,674	12,252	14,550	15,659	15,017	18,147	16,659	13,566	15,322	12,065	11,483	8,540	7,886	7,758	8,428	7,627	7,753	7,668	9,805	10,753	11,120	10,000
ALLSPRING Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 18,033	19,185	19,948	19,547	21,324	19,448	19,757	19,744	20,122	17,936	18,244	17,428	18,615	17,833	17,268	18,090	16,088	14,759	15,695	16,558	17,394	16,174		14,984	15,284	15,675	16,886	17,284	15,779	16,887	16,386	14,554	16,205	16,734	15,257	16,930	16,611	18,008	17,663	17,375	18,451	17,728	18,355	17,681	18,042	17,572	18,224	18,335	17,782	17,429	16,564	15,141	14,385	13,329	11,172	10,786	11,312	10,734	10,517	10,221	9,936	8,845	11,742	13,006	13,747	13,282	12,979	12,672	12,053	12,765	12,745	11,981	13,047	12,572	12,945	12,461	11,232	12,776	12,574	13,810	14,162	13,832	13,592	13,510	12,768	12,550	12,397	13,049	12,890	13,015	12,649	12,632	11,797	12,094	12,018	11,612	11,985	11,938	12,040	11,868	11,953	11,479	10,134	10,479	10,397	10,145	9,625	9,596	9,423	9,228	8,522	8,464	9,073	9,578	9,314	8,820	9,136	9,608	9,880	9,868	9,786	10,000
ALLSPRING Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 18,033	19,185	19,948	19,547	21,324	19,448	19,757	19,744	20,122	17,936	18,244	17,428	18,615	17,833	17,268	18,090	16,088	14,759	15,695	16,558	17,394	16,174		14,984	15,284	15,675	16,886	17,284	15,779	16,887	16,386	14,554	16,205	16,734	15,257	16,930	16,611	18,008	17,663	17,375	18,451	17,728	18,355	17,681	18,042	17,572	18,224	18,335	17,782	17,429	16,564	15,141	14,385	13,329	11,172	10,786	11,312	10,734	10,517	10,221	9,936	8,845	11,742	13,006	13,747	13,282	12,979	12,672	12,053	12,765	12,745	11,981	13,047	12,572	12,945	12,461	11,232	12,776	12,574	13,810	14,162	13,832	13,592	13,510	12,768	12,550	12,397	13,049	12,890	13,015	12,649	12,632	11,797	12,094	12,018	11,612	11,985	11,938	12,040	11,868	11,953	11,479	10,134	10,479	10,397	10,145	9,625	9,596	9,423	9,228	8,522	8,464	9,073	9,578	9,314	8,820	9,136	9,608	9,880	9,868	9,786	10,000
ALLSPRING Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 18,033	19,185	19,948	19,547	21,324	19,448	19,757	19,744	20,122	17,936	18,244	17,428	18,615	17,833	17,268	18,090	16,088	14,759	15,695	16,558	17,394	16,174		14,984	15,284	15,675	16,886	17,284	15,779	16,887	16,386	14,554	16,205	16,734	15,257	16,930	16,611	18,008	17,663	17,375	18,451	17,728	18,355	17,681	18,042	17,572	18,224	18,335	17,782	17,429	16,564	15,141	14,385	13,329	11,172	10,786	11,312	10,734	10,517	10,221	9,936	8,845	11,742	13,006	13,747	13,282	12,979	12,672	12,053	12,765	12,745	11,981	13,047	12,572	12,945	12,461	11,232	12,776	12,574	13,810	14,162	13,832	13,592	13,510	12,768	12,550	12,397	13,049	12,890	13,015	12,649	12,632	11,797	12,094	12,018	11,612	11,985	11,938	12,040	11,868	11,953	11,479	10,134	10,479	10,397	10,145	9,625	9,596	9,423	9,228	8,522	8,464	9,073	9,578	9,314	8,820	9,136	9,608	9,880	9,868	9,786	10,000
ALLSPRING Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 18,033	19,185	19,948	19,547	21,324	19,448	19,757	19,744	20,122	17,936	18,244	17,428	18,615	17,833	17,268	18,090	16,088	14,759	15,695	16,558	17,394	16,174		14,984	15,284	15,675	16,886	17,284	15,779	16,887	16,386	14,554	16,205	16,734	15,257	16,930	16,611	18,008	17,663	17,375	18,451	17,728	18,355	17,681	18,042	17,572	18,224	18,335	17,782	17,429	16,564	15,141	14,385	13,329	11,172	10,786	11,312	10,734	10,517	10,221	9,936	8,845	11,742	13,006	13,747	13,282	12,979	12,672	12,053	12,765	12,745	11,981	13,047	12,572	12,945	12,461	11,232	12,776	12,574	13,810	14,162	13,832	13,592	13,510	12,768	12,550	12,397	13,049	12,890	13,015	12,649	12,632	11,797	12,094	12,018	11,612	11,985	11,938	12,040	11,868	11,953	11,479	10,134	10,479	10,397	10,145	9,625	9,596	9,423	9,228	8,522	8,464	9,073	9,578	9,314	8,820	9,136	9,608	9,880	9,868	9,786	10,000
ALLSPRING Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 18,033	19,185	19,948	19,547	21,324	19,448	19,757	19,744	20,122	17,936	18,244	17,428	18,615	17,833	17,268	18,090	16,088	14,759	15,695	16,558	17,394	16,174		14,984	15,284	15,675	16,886	17,284	15,779	16,887	16,386	14,554	16,205	16,734	15,257	16,930	16,611	18,008	17,663	17,375	18,451	17,728	18,355	17,681	18,042	17,572	18,224	18,335	17,782	17,429	16,564	15,141	14,385	13,329	11,172	10,786	11,312	10,734	10,517	10,221	9,936	8,845	11,742	13,006	13,747	13,282	12,979	12,672	12,053	12,765	12,745	11,981	13,047	12,572	12,945	12,461	11,232	12,776	12,574	13,810	14,162	13,832	13,592	13,510	12,768	12,550	12,397	13,049	12,890	13,015	12,649	12,632	11,797	12,094	12,018	11,612	11,985	11,938	12,040	11,868	11,953	11,479	10,134	10,479	10,397	10,145	9,625	9,596	9,423	9,228	8,522	8,464	9,073	9,578	9,314	8,820	9,136	9,608	9,880	9,868	9,786	10,000
ALLSPRING Index: S&P 500 Utilities Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Account Value	$ 24,870	24,806	24,394	23,700	25,743	24,826	25,082	23,530	22,439	21,013	22,239	20,409	20,077	18,831	18,622	19,201	18,840	17,914	17,686	18,741	19,971	19,489		19,173	20,367	19,994	19,057	20,251	20,664	20,774	19,412	19,021	21,454	21,346	20,233	21,293	20,411	21,317	19,315	19,680	20,346	18,557	18,869	18,016	19,204	18,469	17,702	18,094	18,535	17,774	16,083	17,132	17,290	17,170	17,048	16,229	16,049	16,485	15,291	16,039	15,362	14,884	16,539	18,352	17,207	16,635	16,948	17,078	16,380	15,577	15,620	15,119	15,235	15,096	14,672	14,086	13,619	14,190	13,699	13,437	13,517	13,368	13,123	12,770	12,915	12,650	12,191	12,680	13,081	13,937	13,564	13,054	13,422	13,000	12,690	13,042	12,512	12,415	12,439	11,815	11,669	11,119	11,754	11,653	11,607	12,299	12,384	11,487	11,316	11,596	10,734	10,530	10,035	9,821	10,037	9,928	9,647	9,990	9,420	10,022	9,955	10,000
ALLSPRING Index: S&P 500 Utilities Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Account Value	$ 24,870	24,806	24,394	23,700	25,743	24,826	25,082	23,530	22,439	21,013	22,239	20,409	20,077	18,831	18,622	19,201	18,840	17,914	17,686	18,741	19,971	19,489		19,173	20,367	19,994	19,057	20,251	20,664	20,774	19,412	19,021	21,454	21,346	20,233	21,293	20,411	21,317	19,315	19,680	20,346	18,557	18,869	18,016	19,204	18,469	17,702	18,094	18,535	17,774	16,083	17,132	17,290	17,170	17,048	16,229	16,049	16,485	15,291	16,039	15,362	14,884	16,539	18,352	17,207	16,635	16,948	17,078	16,380	15,577	15,620	15,119	15,235	15,096	14,672	14,086	13,619	14,190	13,699	13,437	13,517	13,368	13,123	12,770	12,915	12,650	12,191	12,680	13,081	13,937	13,564	13,054	13,422	13,000	12,690	13,042	12,512	12,415	12,439	11,815	11,669	11,119	11,754	11,653	11,607	12,299	12,384	11,487	11,316	11,596	10,734	10,530	10,035	9,821	10,037	9,928	9,647	9,990	9,420	10,022	9,955	10,000
ALLSPRING Index: S&P 500 Utilities Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Account Value	$ 24,870	24,806	24,394	23,700	25,743	24,826	25,082	23,530	22,439	21,013	22,239	20,409	20,077	18,831	18,622	19,201	18,840	17,914	17,686	18,741	19,971	19,489		19,173	20,367	19,994	19,057	20,251	20,664	20,774	19,412	19,021	21,454	21,346	20,233	21,293	20,411	21,317	19,315	19,680	20,346	18,557	18,869	18,016	19,204	18,469	17,702	18,094	18,535	17,774	16,083	17,132	17,290	17,170	17,048	16,229	16,049	16,485	15,291	16,039	15,362	14,884	16,539	18,352	17,207	16,635	16,948	17,078	16,380	15,577	15,620	15,119	15,235	15,096	14,672	14,086	13,619	14,190	13,699	13,437	13,517	13,368	13,123	12,770	12,915	12,650	12,191	12,680	13,081	13,937	13,564	13,054	13,422	13,000	12,690	13,042	12,512	12,415	12,439	11,815	11,669	11,119	11,754	11,653	11,607	12,299	12,384	11,487	11,316	11,596	10,734	10,530	10,035	9,821	10,037	9,928	9,647	9,990	9,420	10,022	9,955	10,000
ALLSPRING Index: S&P 500 Utilities Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Account Value	$ 24,870	$ 24,806	$ 24,394	$ 23,700	$ 25,743	$ 24,826	$ 25,082	$ 23,530	$ 22,439	$ 21,013	$ 22,239	$ 20,409	$ 20,077	$ 18,831	$ 18,622	$ 19,201	$ 18,840	$ 17,914	$ 17,686	$ 18,741	$ 19,971	$ 19,489		$ 19,173	$ 20,367	$ 19,994	$ 19,057	$ 20,251	$ 20,664	$ 20,774	$ 19,412	$ 19,021	$ 21,454	$ 21,346	$ 20,233	$ 21,293	$ 20,411	$ 21,317	$ 19,315	$ 19,680	$ 20,346	$ 18,557	$ 18,869	$ 18,016	$ 19,204	$ 18,469	$ 17,702	$ 18,094	$ 18,535	$ 17,774	$ 16,083	$ 17,132	$ 17,290	$ 17,170	$ 17,048	$ 16,229	$ 16,049	$ 16,485	$ 15,291	$ 16,039	$ 15,362	$ 14,884	$ 16,539	$ 18,352	$ 17,207	$ 16,635	$ 16,948	$ 17,078	$ 16,380	$ 15,577	$ 15,620	$ 15,119	$ 15,235	$ 15,096	$ 14,672	$ 14,086	$ 13,619	$ 14,190	$ 13,699	$ 13,437	$ 13,517	$ 13,368	$ 13,123	$ 12,770	$ 12,915	$ 12,650	$ 12,191	$ 12,680	$ 13,081	$ 13,937	$ 13,564	$ 13,054	$ 13,422	$ 13,000	$ 12,690	$ 13,042	$ 12,512	$ 12,415	$ 12,439	$ 11,815	$ 11,669	$ 11,119	$ 11,754	$ 11,653	$ 11,607	$ 12,299	$ 12,384	$ 11,487	$ 11,316	$ 11,596	$ 10,734	$ 10,530	$ 10,035	$ 9,821	$ 10,037	$ 9,928	$ 9,647	$ 9,990	$ 9,420	$ 10,022	$ 9,955	$ 10,000